Cover	Sep. 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2024
Entity File Number	1-40023
Entity Registrant Name	GT Biopharma, Inc.
Entity Central Index Key	0000109657
Entity Tax Identification Number	94-1620407
Entity Incorporation, State or Country Code	DE
City Area Code	(415)
Local Phone Number	919-4040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	GTBP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false